UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. Report to Stockholders.

WIRELESS FUND

Semi-Annual Report
September 30, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Average annual total returns for the periods ended 9/30/19 (Unaudited)

9/30/19 NAV $11.52

	1 Year*	3 Year*	5 Year*	10 Year*
Wireless Fund	0.95%	12.75%	9.79%	10.04%
NASDAQ**	0.52%	15.88%	13.51%	15.49%
Standard & Poor’s 500® Index***	4.25%	13.39%	10.84%	13.24%

Total Annual Fund Operating Expense Ratio (from 07/29/19 Prospectus): 1.96%

The Total Annual Operating Expense Ratio reported above will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

*1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

**The NASDAQ Composite (NASDAQ) is a capitalization-weighted index of all common stocks listed on NASDAQ and is an unmanaged group of stocks whose composition is different from the Fund.

***The Standard & Poor’s 500® Index (S&P 500) is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-590-0898. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2019 Semi-Annual Report 1

Wireless Fund Sector Distribution (Unaudited)
(As a Percentage of Net Assets)

Industry Sector	Percentage of Net Assets
1. Services - Prepackaged Software	27.76%
2. Semiconductors and Related Devices	20.17%
3. Services - Business Services, NEC	12.68%
4. Services - Computer Programming, Data Processing, Etc.	9.82%
5. Retail - Catalog & Mail-Order Houses	8.38%
6. Electronic Computers	6.38%
7. Cash Equivalents Less Liabilities In Excess of Other Assets	4.08%
8. Special Industry Machinery, NEC	3.35%
9. Electronic Components & Accessories	3.24%
10. Computer Communications Equipment	2.10%
11. Radio & TV Broadcasting & Communications Equipment	1.03%
12. Services - Miscellaneous Amusement & Recreation	1.01%

PROXY VOTING GUIDELINES
(Unaudited)

Value Trend Capital Management, LP, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.wireless-fund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-800-590-0898). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2019 Semi-Annual Report 2

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.

Disclosure of Expenses
(Unaudited)

Shareholders of this Fund incur ongoing costs, consisting of management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, IRA accounts will be charged an $8.00 annual maintenance fee. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or IRA maintenance fees described above and expenses of the underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2019 to
	April 1, 2019	September 30, 2019	September 30, 2019
Actual	$1,000	$977.93	$9.67

Hypothetical	$1,000	$1,015.29	$9.85
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2019 Semi-Annual Report 3

SCHEDULE OF INVESTMENTS - WIRELESS FUND

SEPTEMBER 30, 2019

(UNAUDITED)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Computer Communications Equipment
2,200	Cisco Systems, Inc.	$108,702	2.10%
Electronic Components & Accessories
1,000	Universal Display Corporation	167,900	3.24%
Electronic Computers
1,475	Apple Inc.	330,356	6.38%
Radio & TV Broadcasting & Communications Equipment
700	QUALCOMM Incorporated	53,396	1.03%
Retail - Catalog & Mail-Order Houses
250	Amazon.com, Inc. *	433,978	8.38%
Semiconductors & Related Devices
11,900	Advanced Micro Devices, Inc. *	344,981
2,200	Applied Materials, Inc.	109,780
765	Broadcom Inc.	211,193
2,360	Micron Technology, Inc. *	101,126
910	NVIDIA Corporation	158,404
1,100	NXP Semiconductors N.V. (The Netherlands)	120,032
		1,045,516	20.17%
Services - Business Services, NEC
310	Alibaba Group Holding Limited * **	51,841
930	Mastercard Incorporated	252,560
1,000	PayPal Holdings, Inc. *	103,590
1,450	Visa Inc. - Class A	249,415
		657,406	12.68%
Services - Computer Programming, Data Processing, Etc.
220	Alphabet Inc. - Class A *	268,651
1,350	Facebook, Inc. - Class A *	240,408
		509,059	9.82%
Services - Miscellaneous Amusement & Recreation
400	The Walt Disney Company	52,128	1.01%
Services - Prepackaged Software
490	Adobe Inc. *	135,362
6,900	Microsoft Corporation	959,307
1,600	salesforce.com, inc. *	237,504
1,720	Square, Inc. - Class A *	106,554
		1,438,727	27.76%
Special Industry Machinery, NEC
750	Lam Research Corporation	173,332	3.35%
Total Common Stocks (Cost $3,767,039)		4,970,500	95.92%
Money Market Funds
216,445	Invesco Short-Term Investments Trust Government & Agency
	Portfolio Institutional Class 1.83% ***	216,445	4.18%
	(Cost - $216,445)
	Total Investments
	(Cost - $3,983,484)	5,186,945	100.10%
	Liabilities in Excess of Other Assets	(5,427)	-0.10%
	Net Assets	$5,181,518	100.00%

* Non-Income producing securities. ** ADR - American Depositary Receipt. *** The rate shown represents the 7-day yield at September 30, 2019.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report 4

WIRELESS FUND

Statement of Assets and Liabilities (Unaudited)
September 30, 2019

Assets:
Investments at Fair Value	$5,186,945
(Cost - $3,983,484)
Receivables:
Dividends	3,196
Shareholder Purchases	162
Total Assets	5,190,303
Liabilities:
Payables:
Management Fees	8,785
Total Liabilities	8,785

Net Assets	$5,181,518
Net Assets Consist of:
Paid In Capital	$2,891,886
Total Distributable Earnings	2,289,632
Net Assets, for 449,698 Shares Outstanding	$5,181,518
(Unlimited number of shares authorized without par value)
Net Asset Value and Offering Price
Per Share ($5,181,518/449,698 shares)	$11.52
Minimum Redemption Price Per Share * ($11.52x0.98)	$11.29

Statement of Operations (Unaudited)
For the six month period ended September 30, 2019

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$21,052
Total Investment Income	21,052
Expenses:
Management Fees	52,445
Total Expenses	52,445

Net Investment Income (Loss)	(31,393)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	126,500
Net Change in Unrealized Appreciation (Depreciation) on Investments	(232,537)
Net Realized and Unrealized Gain (Loss) on Investments	(106,037)

Net Increase (Decrease) in Net Assets from Operations	$(137,430)

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase. The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report 5

WIRELESS FUND

Statements of Changes in Net Assets	(Unaudited)
	4/1/2019	4/1/2018
	to	to
	9/30/2019	3/31/2019
From Operations:
Net Investment Income (Loss)	$(31,393)	$(22,376)
Net Realized Gain (Loss) on Investments	126,500	1,104,629
Net Change in Unrealized Appreciation (Depreciation)	(232,537)	(470,138)
Increase (Decrease) in Net Assets from Operations	(137,430)	612,115

From Distributions to Shareholders:	-	(196,800)

From Capital Share Transactions:
Proceeds From Sale of Shares	707,140	636,949
Proceeds From Redemption Fees (Note 2)	18	101
Shares Issued on Reinvestment of Dividends	-	183,994
Cost of Shares Redeemed	(200,029)	(452,633)
Net Increase (Decrease) from Shareholder Activity	507,129	368,411

Net Increase (Decrease) in Net Assets	369,699	783,726

Net Assets at Beginning of Period	4,811,819	4,028,093
Net Assets at End of Period	$5,181,518	$4,811,819

Share Transactions:
Issued	57,721	55,122
Reinvested	-	18,604
Redeemed	(16,631)	(41,611)
Net Increase (Decrease) in Shares	41,090	32,115
Shares Outstanding, Beginning of Period	408,608	376,493
Shares Outstanding, End of Period	449,698	408,608

Financial Highlights	(Unaudited)
Selected data for a share outstanding	4/1/2019		4/1/2018		4/1/2017		4/1/2016		4/1/2015		4/1/2014
throughout the period:	to		to		to		to		to		to
	9/30/2019		3/31/2019		3/31/2018		3/31/2017		3/31/2016		3/31/2015
Net Asset Value -
Beginning of Period	$11.78		$10.70		$9.29		$7.98		$8.01		$6.87
Net Investment Income (Loss) (a)	(0.07)		(0.06)		(0.03)		(0.01)		(0.02)		(0.04)
Net Realized and Unrealized Gain (Loss)
on Investments (b)	(0.19)		1.68		1.44		1.32		(0.01)		1.39
Total from Investment Operations	(0.26)		1.62		1.41		1.31		(0.03)		1.35
Proceeds from Redemption Fees	-	*	-	*	-	*	-	*	-	*	0.01
Distributions (From Net Investment Income)	-		-		-		-		-		(0.22)
Distributions (From Realized Capital Gains)	-		(0.54)		-		-		-		-
Total Distributions	-		(0.54)		-		-		-		(0.22)
Net Asset Value -
End of Period	$11.52		$11.78		$10.70		$9.29		$7.98		$8.01
Total Return (c)	(2.21)%	**	16.15%		15.18%		16.42%		(0.37)%		20.10%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,182		$4,812		$4,028		$3,783		$3,679		$3,768

Ratio of Expenses to Average Net Assets	1.95%	***	1.95%		1.95%		1.95%		1.95%		1.95%
Ratio of Net Investment Income (Loss) to
Average Net Assets	-1.17%	***	-0.54%		-0.27%		-0.14%		-0.25%		-0.49%
Portfolio Turnover Rate	61.04%	**	78.57%		0.13%		15.57%		4.40%		21.22%

* Amounts were less than +/- $0.005 per share.
** Not Annualized.
*** Annualized.
(a) Per share amounts calculated using average shares outstanding method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total returns represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvest-
ment of dividends. Total return calculation does not reflect redemption fee.

The accompanying notes are an integral part of the financial statements.

2019 Semi-Annual Report 6

NOTES TO FINANCIAL STATEMENTS - WIRELESS FUND
September 30, 2019
(Unaudited)

1.) ORGANIZATION
Wireless Fund (the “Fund”) is a non-diversified series of the PFS Funds (the “Trust”), an open-ended management investment company. Prior to March 5, 2010 the Trust was named Wireless Fund. The Trust was organized in Massachusetts as a business trust on January 13, 2000 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. As of September 30, 2019, there were eight series operating in the Trust. The Fund’s primary investment objective is to seek long-term growth of capital.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION
The net asset value per share (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended September 30, 2019, proceeds from redemption fees were $18.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total

2019 Semi-Annual Report 7

Notes to Financial Statements (Unaudited) - continued

amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended September 30, 2019, the Fund did not incur any interest or penalties.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices in active markets included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

2019 Semi-Annual Report 8

Notes to Financial Statements (Unaudited) - continued

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard method for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of September 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$4,970,500	$0	$0	$4,970,500
Money Market Funds	216,445	0	0	216,445
Total	$5,186,945	$0	$0	$5,186,945

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended September 30, 2019.

The Fund did not invest in any derivative instruments during the six month period ended September 30, 2019.

4.) INVESTMENT ADVISORY AGREEMENT
Value Trend Capital Management, LP (the “Adviser”), manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. The Adviser also pays the salaries and fees of all officers and trustees of the Trust who are also officers, partners, or employees of the Adviser. The Adviser pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses and any indirect expenses, such as expenses incurred by other investment companies in which the Fund invests. For its services, the Adviser receives a fee of 1.95% per year of the average daily net assets of the Fund. As a result of the above calculation, for the six month period ended September 30, 2019, the Adviser received management fees totaling $52,445. At September 30, 2019, the Fund owed $8,785 to the Adviser.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence, of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. Also, control persons of Value Trend Capital Management, LP serve as a trustee and officers of the Trust. These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

2019 Semi-Annual Report 9

Notes to Financial Statements (Unaudited) - continued

For the six month period ended September 30, 2019, the Trustees who are not interested persons of the Fund received Trustees’ fees of $750 each, for a total of $2,250, plus travel expenses from the Adviser of the Fund. Under the Management Agreement, the Adviser pays these fees.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2019, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,427,096 and $3,084,009, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) TAX MATTERS
For federal income tax purposes, the cost of investments owned at September 30, 2019 was $3,983,484. At September 30, 2019, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,321,454	($117,993)	$1,203,461

The tax character of distributions was as follows:

	Six months ended	Year ended
	September 30, 2019	March 31, 2019
Ordinary Income:	$ 0	$ 0
Long-term Capital Gain:	0	196,800
	$ 0	$ 196,800

8.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2019, the Fund had 27.76% of the value of its net assets invested in stocks within the Services - Prepackaged Software sector.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2019 Semi-Annual Report 10

Investment Adviser
Value Trend Capital Management, LP
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Distributor
Rafferty Capital Markets, LLC
1010 Franklin Avenue - 3rd Floor
Garden City, NY 11530

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Wireless
Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 12/3/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 12/3/19

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 12/3/19